As filed with the United States Securities and Exchange Commission on July 28, 2017

1933 Act File No. 333-216993
1940 Act File No. 811-23244

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 2	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 4	[X]

THE CHARTWELL FUNDS
(Exact Name of Registrant as Specified in Charter)

1205 Westlakes Drive, Suite 100
Berwyn, Pennsylvania 19312
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (610) 296-1400
Timothy J. Riddle
The Chartwell Funds
1205 Westlakes Drive, Suite 100
 Berwyn, Pennsylvania 19312
 (Name and Address of Agent for Service)

Copy to:
Alan R. Gedrich, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[ ]	on _________, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn and the Commonwealth of Pennsylvania, on the 28th day of July, 2017.

THE CHARTWELL FUNDS

By:	/s/ Timothy J. Riddle*
Timothy J. Riddle
Trustee and President

Pursuant to the requirements of the Securities Act, as amended, this Registration Statement has been signed below on the 28th day of July, 2017 by the following persons in the capacities indicated.

Signature		Title

/s/ Timothy J. Riddle		President, Chief Executive Officer and Trustee
Timothy J. Riddle

Neil Walker*		Treasurer, Chief Financial Officer and Secretary
Neil Walker

Gerald S. Frey*		Trustee
Gerald S. Frey

David M. O’Brien*		Trustee
David M. O’Brien

Paul L. Rudy, III*		Trustee
Paul L. Rudy, III

*By:	/s/ Michael Magee	Michael Magee, Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE